Acquisitions and Divestitures (Details 2) (USD $)	1 Months Ended	3 Months Ended				12 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Sep. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Mar. 31, 2011 Predecessor	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor	Feb. 23, 2010 Potato Hills Predecessor Item Boe	Dec. 31, 2010 Potato Hills Predecessor	Dec. 31, 2010 Other Acquisitions Predecessor	Aug. 31, 2010 Other acquisitions of certain oil and natural gas properties located in Texas Predecessor	Oct. 14, 2010 Other acquisitions of additional interest in certain New Mexico wells Predecessor
Acquisitions and Divestitures
Number of producing gas wells													51
Purchase price													$ 104,000,000			$ 7,500,000	$ 1,800,000
Proved reserves of the acquired properties													10,000,000
Actual and Pro Forma
Revenue, Actual												139,687,000
Net income (loss), Actual	15,125,000	246,000	(15,279,000)	16,175,000	5,645,000	6,787,000	(7,481,000)	25,582,000	23,813,000	(6,210,000)	35,704,000	22,334,000
Revenue, Pro Forma												145,193,000
Net income (loss), Pro Forma												26,494,000
Assets acquired and liabilities assumed
Oil and natural gas properties												105,209,000		97,488,000	7,721,000
Asset retirement obligations assumed												(2,994,000)		(1,927,000)	(1,067,000)
Identifiable net assets												$ 102,215,000		$ 95,561,000	$ 6,654,000